Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating Activities
Net loss	$ (707,173)	$ (841,963)
Adjustments to reconcile net loss to cash:
Depreciation and amortization	32,774	39,212
Other expense paid in shares	30,000
Amortization of deferred compensation costs	43,126
Foreign currency loss	(1,559)	13,442
Shares issued for services	46,500
Change in operating assets and liabilities
Increase in accounts receivable	(1,857)	(7,401)
Increase in other current assets	(1,207)	(14,697)
Increase (decrease) in accounts payable and accrued expenses	(17,949)	38,179
(Decrease) in accounts payable and accrued expenses - related party	(320,900)	(13,990)
(Decrease) in deferred revenue	(1,256)	(2,120)
Net Cash Used in Operating Activities	(899,501)	(789,338)
Investing Activities
Increase in other assets	(9,508)
Acquisition of furniture and equipment	(12,240)	(687)
Net Cash Used in Investing Activities	(21,748)	(687)
Financing Activities
Repayment of notes payable	(62,000)
Proceeds from notes payable - related party		41,414
Proceeds from sale of common stock, net of offering costs	1,373,854	793,579
Net Cash Provided by Financing Activities	1,311,854	880,099
Increase in Cash	390,605	44,968
Cash - Beginning of Period	16,770	9,789
Cash - End of Period	407,375	54,757
Supplemental Disclosures:
Interest paid
Income taxes paid
Non-cash Financing and Investing Activities:
Common stock issued for conversion of notes and interest	378,512
Common stock issued for other expenses	30,000
Common stock issued for financing - related party		11,874
Common stock issued for services		$ 252,450